Share based compensation - Options Exercised (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share based compensation
Intrinsic value of stock options exercised			$ 130
Proceeds from exercise of stock options			192
Tax benefit from stock option exercises	$ 0	$ 0	$ 0	$ 0
Options exercised (in shares)	0	0		0